Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Non-Current Assets

	2018	2017
	£m	£m
Amounts receivable under insurance contracts	675	648
Pension schemes in surplus	760	538
Other receivables	141	227

	1,576	1,413